FINANCIAL RISK MANAGEMENT (Details 16) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	S/ 164,444,879	S/ 150,222,600
Financial liabilities, at fair value	139,633,721	128,626,451
At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	29,688,139	24,102,387
Financial liabilities, at fair value	8,791,390	9,295,050
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	168,089	209,520
Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	24,423,891	18,685,667
Financial liabilities, at fair value	0	0
Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	7,923,706	4,802,608
Financial assets available-for-sale, category [member] | Corporate bonds, leases and subordinate [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	8,479,521	8,149,406
Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	4,732,763	2,247,623
Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	825,079	660,766
Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,645,409	867,376
Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	817,413	1,957,888
Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	7,986,539	8,412,515
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	11,328,322	8,020,142
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	9,231,440	6,798,651
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Corporate bonds, leases and subordinate [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	3,988,785	3,830,740
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	4,074,302	1,688,930
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	745,546	55,052
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	105,787	26,571
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	317,020	1,197,358
Level 1 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	17,656,598	15,691,310
Financial liabilities, at fair value	8,791,390	9,295,050
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	168,089	209,520
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	14,491,702	11,506,398
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	7,923,706	4,802,608
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Corporate bonds, leases and subordinate [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	4,489,275	4,209,173
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	658,461	558,693
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	466,574
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,002,557	804,192
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	417,703	665,158
Level 2 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	7,986,539	8,412,515
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	703,219	390,935
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	700,749	380,618
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Corporate bonds, leases and subordinate [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,461	109,493
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	79,533	139,140
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	537,065	36,613
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	82,690	95,372
Level 3 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial assets [Member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	701,826	942,602
Derivative financial assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	537,685	459,099
Derivative financial assets [Member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	228,461	310,221
Derivative financial assets [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	75,944	108,241
Derivative financial assets [Member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	332,376	428,928
Derivative financial assets [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,692	21,490
Derivative financial assets [Member] | Trading securities [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	4,024,737	4,015,019
Derivative financial assets [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	62,353	73,722
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	484,930	377,552
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Trading securities [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,611,952	843,939
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	701,826	942,602
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	52,755	79,988
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	228,461	310,221
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	75,944	108,241
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	332,376	428,928
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,692	21,490
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Trading securities [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,410,315	3,162,322
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	62,353	73,722
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	1,559
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Trading securities [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,470	8,758
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial liabilities [Member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	636,762	673,015
Derivative financial liabilities [Member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	94,785	60,572
Derivative financial liabilities [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	134,349	49,329
Derivative financial liabilities [Member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	349,779	490,475
Derivative financial liabilities [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	980	17,202
Derivative financial liabilities [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	56,869	55,437
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	636,762	673,015
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	94,785	60,572
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	134,349	49,329
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	349,779	490,475
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	980	17,202
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	56,869	55,437
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	S/ 0	S/ 0